STOCK-BASED COMPENSATION - Additional Information (Details)				1 Months Ended		12 Months Ended
	Aug. 27, 2018 USD ($) $ / shares shares	Aug. 21, 2018 $ / shares shares	Oct. 13, 2017 USD ($) $ / shares shares	Aug. 21, 2018 USD ($) $ / shares shares	Mar. 31, 2017	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2019 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						0	0	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeiture		487,057
August 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number						130,400	130,400
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						260,800	260,800
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense | ¥						¥ 0		¥ 0	¥ 0
Share-based Compensation | $							$ 0
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense						¥ 6,140,037	$ 950,786	¥ 7,944,835	¥ 21,288,204
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						0	0	0
Restricted shares issued for services (in shares)			180,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number						130,400	130,400
Shares, Outstanding						188,662	188,662	250,086	858,667
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeiture						188,662	188,662	250,086	858,667
Restricted shares | Employees And Non Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $			$ 919,800
Restricted Stock Closing Price | $ / shares			$ 5.11
Restricted shares | Senior Manager [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation | $							$ 100,000
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)						1 month 20 days	1 month 20 days
Restricted shares | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation | ¥						¥ 800,000
Restricted shares | August 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $				$ 2,523,240
Restricted Stock Closing Price | $ / shares		$ 6.45		$ 6.45
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				391,200
Restricted shares | August 2018 | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares	$ 6.40
Stock Issued During Period, Shares, Issued for Services	5,000
Stock Issued During Period, Value, Issued for Services | $	$ 32,000
Restricted Stock For Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense | ¥						0		¥ 33,927	¥ 845,781
Share-based Compensation | ¥						¥ 0		¥ 0	¥ 0